BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 22: -	BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS

a.
As reported by the shareholders, and based on publicly available information, as of December 31, 2025, Corteva (through its subsidiary Pioneer Hi-Bred International, Inc.) holds 26.57%  of the Company's subsidiary shares )Lavie Bio Ltd.’s(. In addition, Corteva was a major customer (see Note 21c, customer A).

b.	Balances:

Balance at December 31, 2025:

	Officers	Certain shareholders

Receivables	$-	$-
Other payables	$215	$-

Balance at December 31, 2024:

	Officers	Certain shareholders

Receivables	$-	$167
Other payables	$322	$-

c.	Benefits to directors:

	Year ended December 31,
	2025	2024	2023

Compensation to directors not employed by the Company or on its behalf	$201	$260	$246
Share-based compensation to directors not employed by the Company or on its behalf	11	38	64
	$212	$298	$310

Number of directors that received the above compensation by the Company	6	6	6

d.	Salary and Benefits to Officers:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salary and related benefits	$1,776	$2,224	$2,227
Share-based compensation	436	675	400

	$2,212	$2,899	$2,627

Number of people that received salary and benefits	8	12	8

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

e.	Transactions with related parties:

For the year ended December 31, 2024:

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$350
Research and development expenses	501	-
Sales and marketing expenses	567	-
General and administrative expenses	$1,144	$-

For the year ended December 31, 2024 (*):

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$1,770
Research and development expenses	698	-
Sales and marketing expenses	932	-
General and administrative expenses	$1,269	$-

For the year ended December 31, 2023 (*):

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$975
Research and development expenses	756	-
Sales and marketing expenses	844	-
General and administrative expenses	$1,027	$-

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.